Description of Business (Details Narrative) (10-K) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 12, 2019	Feb. 02, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Reverse stock split		1-for-15 reverse stock split
Common stock par value		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Cash payment of acquisition					$ 15,000,000
Net loss			$ (1,946,000)	$ (3,008,000)	(15,918,000)	(12,127,000)
Net cash used in operating activities			$ (2,266,000)	$ (1,089,000)	$ (8,118,000)	$ (4,157,000)
Merger Agreement [Member] | Sound Concepts, Inc. [Member]
Cash payment of acquisition	$ 15,000,000
Issuance of restricted shares	3,327,791
Issuance of shares of common stock with a fair market value	$ 7,820,000